Cover	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-56291
Entity Tax Identification Number	90-1505708
Entity Address Address Line 1	6810 North State Road 7
Entity Address City Or Town	Coconut Creek
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33073
City Area Code	954
Local Phone Number	906-0098
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false